Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	$ 2,276,160	$ 2,291,122
Commercial and industrial [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	556,966	551,396
Commercial and industrial [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	479,983	501,605
Commercial and industrial [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	36,233	26,062
Commercial and industrial [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	40,750	23,729
CRE owner occupied [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	527,825	604,361
CRE owner occupied [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	456,576	515,555
CRE owner occupied [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	19,955	24,483
CRE owner occupied [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	51,294	64,323
CRE non-owner occupied [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	584,857	626,795
CRE non-owner occupied [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	544,645	567,295
CRE non-owner occupied [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	24,885	30,013
CRE non-owner occupied [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	15,327	29,487
Land and development [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	55,919	95,474
Land and development [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	32,791	42,268
Land and development [Member] | Special Mention [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans		5,799
Land and development [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	23,128	47,407
Home equity lines of credit [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	207,720	224,517
Home equity lines of credit [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	200,429	218,066
Home equity lines of credit [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	7,291	6,451
Home Equity Term Loans [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	30,842	41,470
Home Equity Term Loans [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	29,561	40,138
Home Equity Term Loans [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	1,281	1,332
Residential Real Estate [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	273,413	100,438
Residential Real Estate [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	265,139	94,681
Residential Real Estate [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	8,274	5,757
Other [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	38,618	46,671
Other [Member] | Pass [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	37,561	44,821
Other [Member] | Substandard [Member]
Credit Quality Indicators by Internally Assigned Grade
Carrying amount of loans	$ 1,057	$ 1,850